Financial Risks Management - Sensitivity of Group's Cash and Cash Equivalents and Expenses to Variation 10% of CHF against Euro (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Ten Percent Increase Decrease In C H F Vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 2,357
Operating expense	2,048
Ten Percent Increase Of C H F Vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	2,618
Operating expense	2,275
Ten Percent Decrease Of C H F Vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	2,142
Operating expense	€ 1,862